FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Interest rate risk [member] - Interest Rate Derivative Contracts [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	+100 basis points	+100 basis points
Positions on effect on profit or loss before tax	$ (42,110)	$ (27,600)
Positions effect on equity		$ 13,620
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	-100 basis points	-100 basis points
Positions on effect on profit or loss before tax	$ 42,110	$ 27,600
Positions effect on equity		$ (14,710)